Equity-Accounted Investees and Joint Business (Tables)	12 Months Ended
Dec. 31, 2025
Equity-Accounted Investees and Joint Business
Schedule of details of equity accounted investees and joint business

		Millions of Euros		Millions of Euros
	% ownership (*)	31/12/2025	% ownership (*)	31/12/2024
Grifols Egypt for Plasma Derivatives S.A.E.	49.00%	76	49.00%	63
BioDarou P.J.S. Co.	39.40%	2	34.30%	6
Grifols Canada Plasma, Inc.	50.10%	19	—%	—

Total equity - accounted investees		97		69

(*) This percentage also refers to the voting interest.

Schedule of movement in investments in equity-accounted investees

	Millions of Euros
	2025
	Equity accounted investees with similar activity to that of the Group
	Grifols Egypt for
	Plasma Derivatives		Grifols Canada
	S.A.E.	BioDarou P.J.S. Co.	Plasma, Inc.	Total
Balance at 1 January	63	6	—	69

Acquisitions	20	—	19	39
Share of profit / (losses)	(4)	—	—	(4)
Share of other comprehensive income / translation differences	(3)	—	—	(3)
Collected dividends	—	—	—	—
Impairment loss	—	(4)	—	(4)
Transfers	—	—	—	—
Balance at 31 December	76	2	19	97

	Millions of Euros
	2024
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
	Shanghai RAAS	Grifols Egypt
	Blood Products	for Plasma	BioDarou
	Co., Ltd.	Derivatives S.A.E.	P.J.S. Co.	Total	Mecwins, S.A.	Total	Total
Balance at 1 January	361	46	11	418	3	3	421

Acquisitions	—	41	—	41	—	—	41
Share of profit / (losses)	13	—	(4)	9	—	—	9
Share of other comprehensive income / translation differences	—	(24)	5	(19)	—	—	(19)
Collected dividends	(7)	—	—	(7)	—	—	(7)
Uncollected dividends	—	—	(6)	(6)	—	—	(6)
Transfers	(367)	—	—	(367)	(3)	(3)	(370)
Balance at 31 December	—	63	6	69	—	—	69

	Millions of Euros
	2023
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
	Shanghai RAAS	Grifols Egypt			Albajuna
	Blood Products	for Plasma	BioDarou		Therapeutics,	Mecwins,
	Co., Ltd.	Derivatives S.A.E.	P.J.S. Co.	Total	S.L	S.A.	Total	Total
Balance at 1 January	1,453	36	5	1,494	1	3	4	1,498
Acquisitions	—	20	—	20	—	—	—	20
Share of profit / (losses)	62	(1)	3	64	(1)	—	(1)	63
Share of other comprehensive income / translation differences	(57)	(9)	4	(62)	—	—	—	(62)
Collected dividends	(7)	—	—	(7)	—	—	—	(7)
Uncollected dividends	—	—	(1)	(1)	—	—	—	(1)
Transfers	(1,090)	—	—	(1,090)	—	—	—	(1,090)
Balance at 31 December	361	46	11	418	—	3	3	421

Schedule of sale of ownership interests

Million of euros
Selling price	1,608
Fair value of SRAAS 6.58%	434
Minus: book value of the Non-current asset held for sale and transaction costs	(1,124)
Minus: book value of the Investment accounted for using the equity method as the date of loss of the significant influence	(368)
Minus:increase of the minority interest of GDS (see Note 19)	(508)
Other contractual obligations (see Note 29)	(10)
Result before the reclassification of translation differences	32
Accumulated translation differences in equity	2
Transaction result: profit	34
Taxes on profits in China and Spain	(35)
Result net of taxes	(1)

Schedule of last financial statements available for the main equity-accounted investments of Grifols

	Millions of Euros
	31/12/2025		31/12/2024
	Grifols Egypt for		Grifols Egypt for
	Plasma Derivatives	Grifols Canada	Plasma Derivatives
	S.A.E.	Plasma, Inc.	S.A.E.
Non-current assets	115	13	98
Current assets	101	8	92
Cash and cash equivalents	22	2	29
Non-current liabilities	(9)	(7)	(7)
Non-current financial liabilities	(8)	(7)	(7)
Current liabilities	(46)	(18)	(45)
Net assets	175	(9)	160

P&L:

	Millions of Euros
	2025		2024	2023
	Grifols Egypt for		Grifols Egypt for	Shanghai RAAS	Grifols Egypt for
	Plasma Derivatives	Grifols Canada	Plasma Derivatives	Blood Products Co.,	Plasma Derivatives
	S.A.E.	Plasma, Inc.	S.A.E.	Ltd.	S.A.E.
Net revenue	28	3	13	778	—
Net profit	(13)	—	4	234	(4)

Schedule of net of deposits

	Millions
	US Dollar	Euros
Group 3	78	75
Group 4	62	59
Total	140	134

Biotek America LLC
Equity-Accounted Investees and Joint Business
Schedule of consolidated financial statements

	Millions
	US Dollars	Euros
	31/12/2024	31/12/2024
Non-current assets	54	52
Current assets	27	26
Total assets	81	78

Non-current liabilities	56	54
Current liabilities	47	45
Total liabilities	103	99

Grifols’ balances	6	6
Total Equity	(28)	(27)

	Millions
	US Dollars	Euros
	31/12/2024	31/12/2024
Net revenue	206	190
Net profit	6	6